Loss per share - Schedule of Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Schedule Of Earning Per Share Abstract
Net loss from continuing operations attributable to equity holders of the Company (RMB’000)	¥ 908,330		¥ 1,294,030	¥ 5,637,365
Weighted average number of ordinary shares in issue | shares	2,630,750,526		2,259,760,407	1,927,746,700
Basic loss per share (RMB per share) | (per share)	¥ 0.35	$ 0.05	¥ 0.58	¥ 2.92
Basic loss per share (RMB per share) | ¥ / shares	¥ 0		¥ 0.01	¥ 2.92
Net loss attributable to equity holders of the Company (RMB’000)	¥ 913,484		¥ 1,306,913	¥ 5,637,365
Basic loss per share (RMB per share) | (per share)	¥ 0.35	$ 0.05	¥ 0.57	¥ 2.92
Net loss from discontinued operations attributable to equity holders of the Company (RMB’000)	¥ 5,154		¥ 12,883	¥ 5,637,365